Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2025 CNY (¥) Segments	Sep. 30, 2025 USD ($) Segments	Sep. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		10 years
Contractual terms		12 months
Underpayment of taxes	¥ 100,000	$ 14,498
Operating segment | Segments	2	2
Registered capital percentage		50.00%
Statutory surplus fund | $		$ 138,456
Design Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		10 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		20 years
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		10 years
Other Countries [Member] | High-Performance Computing [Member]
Summary of Significant Accounting Policies [Line Items]
Percenatge of Products Sold
Other Countries [Member] | Solar PV Products [Member]
Summary of Significant Accounting Policies [Line Items]
Percenatge of Products Sold	38.00%	38.00%
The People's Republic of China [Member] | High-Performance Computing [Member]
Summary of Significant Accounting Policies [Line Items]
Percenatge of Products Sold	2.00%	2.00%
The People's Republic of China [Member] | Solar PV Products [Member]
Summary of Significant Accounting Policies [Line Items]
Percenatge of Products Sold	60.00%	60.00%